Janus Investment Fund

Janus Henderson Balanced Fund

Supplement dated December 3, 2019

to Currently Effective Prospectuses

In connection with the appointment of Greg Wilensky, CFA, as Head of U.S. Fixed Income of Janus Capital Management LLC (“Janus Capital”) effective January 29, 2020, and the departures of Darrell Watters and Mayur Saigal, the prospectuses for Janus Henderson Balanced Fund (the “Fund”) are amended as reflected below.

Effective on or about December 3, 2019, the Fund’s prospectuses are amended as follows:

1.	Under “Management” in the Fund Summary section of the Fund’s prospectuses, the following paragraph replaces the corresponding paragraph in its entirety:

Portfolio Managers:  Jeremiah Buckley, CFA, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since December, 2015. Michael Keough is Co-Portfolio Manager of the Fund, which he has co-managed since December 2019. Marc Pinto, CFA, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since May 2005. Mayur Saigal is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since December 2015. Darrell Watters is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since December 2015.

2.	Under “Investment Personnel” in the Management of the Funds section of the Fund’s prospectuses, the following paragraph replaces the corresponding paragraph in its entirety:

Janus Henderson Balanced Fund

Co-Portfolio Managers Jeremiah Buckley, Michael Keough, Marc Pinto, Mayur Saigal, and Darrell Watters are responsible for the day-to-day management of the Fund. Messrs. Keough, Saigal, and Watters focus on the fixed-income portion of the Fund. Messrs. Buckley and Pinto focus on the equity portion of the Fund.

3.	Under “Investment Personnel” in the Management of the Funds section of the Fund’s prospectuses, the following paragraph is added after the second paragraph under “Janus Henderson Balanced Fund”:

Michael Keough is Co-Portfolio Manager of Janus Henderson Balanced Fund, which he has co-managed since December 2019. Mr. Keough is also Portfolio Manager of other Janus Henderson accounts. He joined Janus Capital in January 2007 as an analyst. Mr. Keough holds a Bachelor’s degree in Business/Management from the United States Air Force Academy.

Effective on or about December 31, 2019, all references to Darrell Watters are deleted from the Fund’s prospectuses.

Effective on or about February 1, 2020, the Fund’s prospectuses are amended as follows:

4.	Under “Management” in the Fund Summary section of the Fund’s prospectuses, the following paragraph replaces the corresponding paragraph in its entirety:

Portfolio Managers:  Jeremiah Buckley, CFA, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since December, 2015. Michael Keough is Co-Portfolio Manager of the Fund, which he has co-managed since December 2019. Marc Pinto, CFA, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since May 2005. Greg Wilensky, CFA, is Co-Portfolio Manager of the Fund, which he has co-managed since February 2020.

5.	Under “Investment Personnel” in the Management of the Funds section of the Fund’s prospectuses, the following paragraph replaces the corresponding paragraph in its entirety:

Janus Henderson Balanced Fund

Co-Portfolio Managers Jeremiah Buckley, Michael Keough, Marc Pinto, and Greg Wilensky are responsible for the day-to-day management of the Fund. Messrs. Keough and Wilensky focus on the fixed-income portion of the Fund. Messrs. Buckley and Pinto focus on the equity portion of the Fund.

6.	Under “Investment Personnel” in the Management of the Funds section of the Fund’s prospectuses, the following paragraph is added after the last paragraph under “Janus Henderson Balanced Fund”:

Greg Wilensky, CFA, is Co-Portfolio Manager of Janus Henderson Balanced Fund, which he has co-managed since February 2020. Mr. Wilensky is also Portfolio Manager of other Janus Henderson accounts. He joined Janus Capital in January 2020 as Head of U.S. Fixed Income. Prior to joining Janus Capital, Mr. Wilensky was Director and Lead Portfolio Manager of the U.S. Multi-Sector Fixed Income team at Alliance Bernstein since 2007. Mr. Wilensky holds a Bachelor’s of Science degree in Business Administration from Washington University and a Master’s degree in Business Administration from the University of Chicago. Mr. Wilensky holds the Chartered Financial Analyst designation.

Effective on or about February 1, 2020, all references to Mayur Saigal are deleted from the Fund’s prospectuses. Mr. Saigal intends to remain at Janus Capital until June 30, 2020 to assist in transitioning the Fund.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson Flexible Bond Fund

Janus Henderson Short-Term Bond Fund

Supplement dated December 3, 2019

to Currently Effective Prospectuses

In connection with the appointment of Greg Wilensky, CFA, as Head of U.S. Fixed Income of Janus Capital Management LLC (“Janus Capital”) effective January 29, 2020, and the departures of Darrell Watters and Mayur Saigal, the prospectuses for Janus Henderson Flexible Bond Fund and Janus Henderson Short-Term Bond Fund (each, a “Fund” and together, the “Funds”) are amended as reflected below.

Effective on or about December 3, 2019, the prospectuses for Janus Henderson Short-Term Bond Fund are amended as follows:

1.	Under “Management” in the Fund Summary section of the Fund’s prospectuses, the following paragraph replaces the corresponding paragraph in its entirety:

Portfolio Managers:  Seth Meyer, CFA, is Co-Portfolio Manager of the Fund, which he has co-managed since December 2019. Michael Keough is Co-Portfolio Manager of the Fund, which he has co-managed since December 2019. Mayur Saigal is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since December 2015. Darrell Watters is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since May 2007.

2.	Under “Investment Personnel” in the Management of the Funds section of the Funds’ prospectuses, the following paragraph replaces the corresponding paragraph in its entirety:

Janus Henderson Short-Term Bond Fund

Co-Portfolio Managers Seth Meyer, Michael Keough, Mayur Saigal, and Darrell Watters are responsible for the day-to-day management of the Fund, with no limitation on the authority of any one co-portfolio manager in relation to the other.

3.

Under “Investment Personnel” in the Management of the Funds section of the Funds’ prospectuses, the following paragraphs are added after the first paragraph under “Janus Henderson Short-Term Bond Fund”:

Michael Keough is Co-Portfolio Manager of Janus Henderson Short-Term Bond Fund, which he has co-managed since December 2019. Mr. Keough is also Portfolio Manager of other Janus Henderson accounts. He joined Janus Capital in January 2007 as an analyst. Mr. Keough holds a Bachelor’s degree in Business/Management from the United States Air Force Academy.

Seth Meyer, CFA, is Co-Portfolio Manager of Janus Henderson Short-Term Bond Fund, which he has co-managed since December 2019. Mr. Meyer is also Portfolio Manager of other Janus Henderson accounts. He joined Janus Capital in September 2004 as a product manager covering a variety of both equity and fixed-income strategies. Mr. Meyer holds a Bachelor’s of Science degree in Business Administration, with a concentration in Finance, from the University of Colorado. Mr. Meyer holds the Chartered Financial Analyst designation.

Effective on or about December 31, 2019, all references to Darrell Watters are deleted from the Funds’ prospectuses.

Effective on or about February 1, 2020, the Funds’ prospectuses are amended as follows:

4.	Under “Management” in the Fund Summary section of Janus Henderson Flexible Bond Fund’s prospectuses, the following paragraph replaces the corresponding paragraph in its entirety:

Portfolio Managers:  Michael Keough is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since December 2015. Greg Wilensky, CFA, is Co-Portfolio Manager of the Fund, which he has co-managed since February 2020.

5.	Under “Management” in the Fund Summary section of Janus Henderson Short-Term Bond Fund’s prospectuses, the following paragraph replaces the corresponding paragraph in its entirety:

Portfolio Managers:  Seth Meyer, CFA, is Co-Portfolio Manager of the Fund, which he has co-managed since December 2019. Michael Keough is Co-Portfolio Manager of the Fund, which he has co-managed since December 2019. Greg Wilensky, CFA, is Co-Portfolio Manager of the Fund, which he has co-managed since February 2020.

6.	Under “Investment Personnel” in the Management of the Funds section of the Funds’ prospectuses, the following paragraph replaces the corresponding paragraph in its entirety:

Janus Henderson Flexible Bond Fund

Co-Portfolio Managers Michael Keough and Greg Wilensky are responsible for the day-to-day management of the Fund, with no limitation on the authority of one co-portfolio manager in relation to the other.

7.	Under “Investment Personnel” in the Management of the Funds section of the Funds’ prospectuses, the following paragraph is added after the last paragraph under “Janus Henderson Flexible Bond Fund”:

Greg Wilensky, CFA, is Co-Portfolio Manager of Janus Henderson Flexible Bond Fund, which he has co-managed since February 2020. Mr. Wilensky is also Portfolio Manager of other Janus Henderson accounts. He joined Janus Capital in January 2020 as Head of U.S. Fixed Income. Prior to joining Janus Capital, Mr. Wilensky was Director and Lead Portfolio Manager of the U.S. Multi-Sector Fixed Income team at Alliance Bernstein since 2007. Mr. Wilensky holds a Bachelor’s of Science degree in Business Administration from Washington University and a Master’s degree in Business Administration from the University of Chicago. Mr. Wilensky holds the Chartered Financial Analyst designation.

8.	Under “Investment Personnel” in the Management of the Funds section of the Funds’ prospectuses, the following paragraph replaces the corresponding paragraph in its entirety:

Janus Henderson Short-Term Bond Fund

Co-Portfolio Managers Michael Keough, Seth Meyer, and Greg Wilensky are responsible for the day-to-day management of the Fund, with no limitation on the authority of any one co-portfolio manager in relation to the other.

9.	Under “Investment Personnel” in the Management of the Funds section of the Funds’ prospectuses, the following paragraph is added after the last paragraph under “Janus Henderson Short-Term Bond Fund”:

Greg Wilensky, CFA, is Co-Portfolio Manager of Janus Henderson Short-Term Bond Fund, which he has co-managed since February 2020. Mr. Wilensky is also Portfolio Manager of other Janus Henderson accounts. He joined Janus Capital in January 2020 as Head of U.S. Fixed Income. Prior to joining Janus Capital, Mr. Wilensky was Director and Lead Portfolio Manager of the U.S. Multi-Sector Fixed Income team at Alliance Bernstein since 2007. Mr. Wilensky holds a Bachelor’s of Science degree in Business Administration from Washington University and a Master’s degree in Business Administration from the University of Chicago. Mr. Wilensky holds the Chartered Financial Analyst designation.

Effective on or about February 1, 2020, all references to Mayur Saigal are deleted from the Funds’ prospectuses. Mr. Saigal intends to remain at Janus Capital until June 30, 2020 to assist in transitioning the Funds.

Please retain this Supplement with your records.

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